CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands	Ordinary shares [Member] USD ($) shares	Ordinary shares [Member] CNY (¥) shares	Treasury stock [Member] USD ($)	Treasury stock [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Accumulated other comprehensive loss [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	Noncontrolling interests [Member] CNY (¥)	Contingently redeemable noncontrolling Interest [Member] USD ($)	Contingently redeemable noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2016 | ¥		¥ 105		¥ (8)		¥ 1,852,245		¥ (87,968)		¥ (598,196)		¥ 65,592		¥ 0		¥ 1,231,770
Balance, shares at Dec. 31, 2016	130,091,977	130,091,977
Net loss	$ 0	¥ 0		0		0		0		(284,320)		(1,364)		0		(285,684)
Other comprehensive income	0	0		0		0		40,550		0		3,849		0		44,399
Contribution from Noncontrolling interest	0	0		0		0		0		0		12,800		0		12,800
Share-based compensation	0	0		0		11,641		0		0		0		0		11,641
Disposal of subsidiaries	$ 0	0		0		0		0		0		(8)		0		(8)
Balance at Dec. 31, 2017 | ¥		¥ 105		(8)		1,860,763		(47,418)		(879,393)		80,869		0		1,014,918
Balance, shares at Dec. 31, 2017	130,091,977	130,091,977
Cumulative adjustments for changes in accounting principles	$ 0	¥ 0		0		(3,123)		0		3,123		0		0		0
Net loss	0	0		0		0		0		(234,875)		(24,422)		0		(259,297)
Other comprehensive income	0	0		0		0		(41,203)		0		1,527		0		(39,676)
Accretion of contingently redeemable noncontrolling interests	0	0		0		0		0		(124,355)		3,989		120,366		(120,366)
Share-based compensation	0	0		0		11,139		0		0		0		0		11,139
Contribution from contingently redeemable noncontrolling interests	0	0		0		0		0		0		0		1,500,000		0
Acquisition of additional shares of non-wholly owned subsidiaries	$ 0	0		0		(35,770)		0		0		(22,545)		0		(58,315)
Restricted shares vested | ¥		¥ 0		0		0		0		0		0		0		0
Restricted shares vested (in shares)	86,400	86,400
Acquisition of noncontrolling interests	$ 0	¥ 0		0		0		0		0		99,480		0		99,480
Modification of noncontrolling interests	$ 0	0		0		(77,195)		0		0		(22,805)		100,000		(100,000)
Balance at Dec. 31, 2018 | ¥		¥ 105		(8)		1,758,937		(88,621)		(1,232,991)		116,093		1,720,366		553,515
Balance, shares at Dec. 31, 2018	130,178,377	130,178,377
Cumulative adjustments for changes in accounting principles	$ 0	¥ 0		0		0		0		5,632		0		0		5,632
Net loss	0	0		0		0		0		(307,049)		(45,043)		0	$ (50,575,000)	(352,092)
Other comprehensive income	0	0		0		0		(8,664)		0		1,113		0		(7,551)
Accretion of contingently redeemable noncontrolling interests	0	0		0		0		0		(245,477)		56,237		189,240		(189,240)
Share-based compensation	0	0		0		20,593		0		0		0		0		20,593
Contribution from contingently redeemable noncontrolling interests	0	0		0		7		0		0		4,585		0		4,592
Acquisition of additional shares of non-wholly owned subsidiaries	$ 0	0		0		(19,596)		0		0		(30,589)		0		(50,185)
Restricted shares vested | ¥		¥ 0		0		0		0		0		0		0		0
Restricted shares vested (in shares)	63,618	63,618
Balance at Dec. 31, 2019	$ 15,000	¥ 105	$ (1,000)	¥ (8)	$ 252,800,000	¥ 1,759,941	$ (13,974,000)	¥ (97,285)	$ (256,474,000)	¥ (1,785,517)	$ 14,708,000	¥ 102,396	$ 274,298,000	¥ 1,909,606	$ (2,926,000)	¥ (20,368)
Balance, shares at Dec. 31, 2019	130,241,995	130,241,995